Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended			6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended		17 Months Ended		18 Months Ended	19 Months Ended		20 Months Ended	21 Months Ended		22 Months Ended		23 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended		42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	52 Months Ended	53 Months Ended		55 Months Ended	57 Months Ended	58 Months Ended	65 Months Ended	69 Months Ended	77 Months Ended	81 Months Ended	89 Months Ended	101 Months Ended	113 Months Ended
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C000215077
Account Value [Line Items]
Line Graph and Table Measure Name																										FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Accumulated Value						$ 10,000																$ 10,540																			$ 10,753																	$ 9,370														$ 9,306										$ 10,072			$ 10,380		$ 10,541
C000215078
Account Value [Line Items]
Line Graph and Table Measure Name																										FI Institutional Group ESG Stock Fund for Retirement Plans
Accumulated Value						10,000																11,580																			15,178																	11,834														15,069										19,609			22,306		28,105
C000215079
Account Value [Line Items]
Line Graph and Table Measure Name																										FI Institutional Group Fixed Income Fund for Retirement Plans
Accumulated Value						10,000																10,530																			10,780																	9,429														9,372										10,161			10,475		10,638
C000215080
Account Value [Line Items]
Line Graph and Table Measure Name																										FI Institutional Group Stock Fund for Retirement Plans
Accumulated Value						10,000																11,580																			15,293																	11,844														14,894										19,366			22,377		27,713
C000265708
Account Value [Line Items]
Line Graph and Table Measure Name																										LCAM Strategic Income Fund
Accumulated Value	$ 1,000,000													$ 1,036,053
C000234764
Account Value [Line Items]
Line Graph and Table Measure Name																										OneAscent Core Plus Bond ETF
Accumulated Value				$ 10,000						$ 9,632					$ 9,477					$ 9,265					$ 9,295					$ 9,459				$ 9,377					$ 9,414					$ 9,650				$ 9,690				$ 10,148				$ 10,172				$ 10,259			$ 10,188			$ 10,488				$ 10,737				$ 10,888			$ 10,747		$ 10,688
C000237524
Account Value [Line Items]
Line Graph and Table Measure Name																										OneAscent Emerging Markets ETF
Accumulated Value			$ 10,000								$ 10,376						$ 10,828				$ 11,245						$ 11,177				$ 11,377					$ 11,762				$ 11,681					$ 12,323					$ 11,876				$ 11,930			$ 12,591				$ 13,252			$ 14,208				$ 18,640			$ 20,162				$ 20,315
C000249799
Account Value [Line Items]
Line Graph and Table Measure Name																										OneAscent Enhanced Small and Mid Cap ETF
Accumulated Value		$ 10,000						$ 9,992				$ 11,088						$ 10,922					$ 9,913					$ 10,452				$ 11,468					$ 11,877					$ 12,018				$ 14,519			$ 13,929
C000237525
Account Value [Line Items]
Line Graph and Table Measure Name																										OneAscent International Equity ETF
Accumulated Value			10,000								10,708						11,464				11,786						12,189				11,851					12,791				13,283					13,829					13,623				13,769			15,450				16,449			16,823				19,734			20,099				20,548
C000231861
Account Value [Line Items]
Line Graph and Table Measure Name																										OneAscent Large Cap Core ETF
Accumulated Value					$ 10,000				$ 9,708				$ 8,989						$ 8,593					$ 8,129					$ 8,589				$ 8,696					$ 8,611					$ 9,387				$ 9,676				$ 10,667				$ 10,937				$ 11,575			$ 12,418			$ 12,248				$ 12,447				$ 13,711			$ 14,409		$ 14,725			$ 16,650		$ 17,055
C000176086
Account Value [Line Items]
Line Graph and Table Measure Name																										Tactical Multi-Purpose Fund
Accumulated Value							$ 10,000									$ 9,980																			$ 9,930																		$ 9,950														$ 9,930													$ 9,840				$ 9,800		$ 10,110		$ 10,567	$ 10,951	$ 11,335
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. Broad Market Index
Accumulated Value						10,000																10,676																			10,662																	9,433														9,309										9,995			10,311		10,508
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI IMI Index
Accumulated Value						9,999																10,565																			13,746																	11,514														13,049										16,001			18,481		22,612
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA U.S. Broad Market Index
Accumulated Value						10,000																10,676																			10,662																	9,433														9,309										9,995			10,311		10,508
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI IMI Index
Accumulated Value						$ 9,999																$ 10,565																			$ 13,746																	$ 11,514														$ 13,049										$ 16,001			$ 18,481		$ 22,612
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000						$ 9,689					$ 9,494					$ 9,296					$ 9,292					$ 9,481				$ 9,381					$ 9,405					$ 9,601				$ 9,605				$ 10,065				$ 10,052				$ 10,159			$ 10,129			$ 10,381				$ 10,625				$ 10,795			$ 10,649		$ 10,577
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets Index
Accumulated Value			10,000								10,136						10,083				10,098						10,448				10,562					10,964				11,349					12,023					11,815				12,068			12,829				14,043			15,302				18,097			19,796				19,554
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000						9,942				10,949						10,885					9,914					10,399				11,347					11,540					11,946				14,299			13,943
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA Index
Accumulated Value			$ 10,000								$ 10,519						$ 10,891				$ 10,938						$ 11,357				$ 11,494					$ 12,254				$ 12,770					$ 13,425					$ 12,992				$ 13,436			$ 14,526				$ 15,496			$ 16,374				$ 18,771			$ 19,286				$ 19,733
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000				$ 9,760				$ 9,380						$ 8,896					$ 8,551					$ 8,861				$ 8,659					$ 9,156					$ 9,914				$ 10,087				$ 11,295				$ 11,737				$ 12,605			$ 13,506			$ 13,374				$ 13,324				$ 14,606			$ 15,532		$ 15,647			$ 17,292		$ 17,583
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																										ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value							10,000									10,039																			10,192																		10,433														10,565													10,573				10,612		11,067		11,677	12,204	12,661
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000						10,080				10,673						10,930					10,463					11,608				12,551					12,884					12,326				14,199			14,577
Bloomberg US 2500 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg US 2500 Total Return Index
Accumulated Value		$ 10,000						$ 9,916				$ 10,795						$ 10,880					$ 10,067					$ 10,845				$ 11,842					$ 12,060					$ 12,310				$ 14,358			$ 14,059
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000									10,292																			10,184																		11,220														11,947													11,937				10,562		10,436		11,197	11,549	11,767
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Treasury Index
Accumulated Value							$ 10,000									$ 10,258																			$ 10,100																		$ 11,148														$ 11,926													$ 11,675				$ 10,414		$ 10,198		$ 10,812	$ 11,073	$ 11,208